SEGMENT INFORMATION - Reconciliation of Segment Income to Income Before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of Segment Income to Income Before Income Taxes
Segment income	$ 766	$ 996	$ 1,240	$ 2,003
Revenue	2,833	2,859	5,476	5,712
Other cost of sales/amortization	(1,937)	(1,850)	(3,878)	(3,589)
Exploration, evaluation and project expenses not attributable to segments	(101)	(100)	(172)	(167)
General and administrative expenses	(28)	(30)	(67)	(84)
Other income not attributable to segments	(18)	(2)	(70)	9
Impairment charges	(22)	(3)	(23)	(5)
Gain (loss) on currency translation	12	(6)	(26)	(9)
Closed mine rehabilitation	13	128	(9)	125
Income from equity investees	58	89	111	188
Finance costs, net (includes non-segment accretion)	(44)	(89)	(102)	(177)
Gain on non-hedge derivatives	1	0	2	7
Operating segments [member]
Reconciliation of Segment Income to Income Before Income Taxes
Segment income	828	912	1,451	2,036
Other items not allocated to segments
Reconciliation of Segment Income to Income Before Income Taxes
Revenue	12	39	19	24
Other cost of sales/amortization	(10)	(8)	(22)	(18)
Exploration, evaluation and project expenses not attributable to segments	(72)	(68)	(122)	(123)
General and administrative expenses	(28)	(30)	(67)	(84)
Other income not attributable to segments	6	23	4	23
Impairment charges	(22)	(3)	(23)	(5)
Gain (loss) on currency translation	12	(6)	(26)	(9)
Closed mine rehabilitation	13	128	(9)	125
Income from equity investees	58	89	111	188
Finance costs, net (includes non-segment accretion)	(32)	(80)	(78)	(161)
Gain on non-hedge derivatives	$ 1	$ 0	$ 2	$ 7